SCHEDULE OF SHARE-BASED COMPENSATION EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based compensation expense	$ 1,826	$ 2,464	$ 1,162
Less: Share-based compensation expense attributable to non-controlling interests	225	154	74
Share-based compensation expense attributable to Foresight Autonomous Holdings Ltd.	1,601	2,310	1,088
Cost of Sales [Member]
Share-based compensation expense	25	5
Research and Development Expense [Member]
Share-based compensation expense	929	1,161	469
Selling and Marketing Expense [Member]
Share-based compensation expense	196	169	62
General and Administrative Expense [Member]
Share-based compensation expense	$ 676	$ 1,129	$ 631